Fair Value (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value
Schedule of fair value assets measured on a recurring basis
Assets: (market approach)	2021	2020

Level 1
U.S. Government securities	$32,041,041	$0

Level 2
U.S. GSE debt securities	$11,828,498	$8,169,831
Taxable municipal securities	298,733	0
Tax-exempt municipal securities	831,379	0
Agency MBS	127,132,521	41,378,349
ABS and OAS	2,214,024	2,669,996
CMO	1,420,458	0
Other investments	6,575,805	8,487,002
Level 2 Total	$150,301,418	$60,705,178

Grand Total	$182,342,459	$60,705,178

Schedule of fair value assets measured on a non-recurring basis
Level 2	2021	2020
Assets: (market approach)
Impaired loans, net of related allowance	$177,523	$323,645
Loans held-for-sale	339,000	130,400
MSRs (1)	897,720	922,146

Schedule of estimated fair values of financial instruments
December 31, 2021		Fair	Fair	Fair	Fair
	Carrying	Value	Value	Value	Value
	Amount	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Financial assets:
Cash and cash equivalents	$110,359	$110,359	$0	$0	$110,359
Debt securities AFS	182,342	32,041	150,301	0	182,342
Restricted equity securities	1,434	0	1,434	0	1,434
Loans and loans held-for-sale, net of ALL
Commercial & industrial	119,382	0	0	120,146	120,146
Commercial real estate	296,528	0	29	297,339	297,368
Municipal	47,841	0	0	49,419	49,419
Residential real estate - 1st lien	180,271	0	149	180,302	180,451
Residential real estate - Jr lien	34,151	0	0	34,189	34,189
Consumer	4,406	0	0	4,436	4,436
MSRs (1)	898	0	995	0	995
Accrued interest receivable	2,401	0	2,401	0	2,401

Financial liabilities:
Deposits
Other deposits	879,151	0	879,545	0	879,545
Brokered deposits	249	0	246	0	246
Long-term borrowings	1,300	0	1,179	0	1,179
Repurchase agreements	32,610	0	32,610	0	32,610
Operating lease obligations	864	0	864	0	864
Finance lease obligations	3,858	0	3,858	0	3,858
Subordinated debentures	12,887	0	12,868	0	12,868
Accrued interest payable	59	0	59	0	59
December 31, 2020		Fair	Fair	Fair	Fair
	Carrying	Value	Value	Value	Value
	Amount	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Financial assets:
Cash and cash equivalents	$115,050	$115,050	$0	$0	$115,050
Debt securities AFS	60,705	0	60,705	0	60,705
Restricted equity securities	1,447	0	1,447	0	1,447
Loans and loans held-for-sale, net of ALL
Commercial & industrial	158,601	0	0	160,371	160,371
Commercial real estate	276,476	0	208	279,281	279,489
Municipal	54,694	0	0	55,601	55,601
Residential real estate - 1st lien	169,201	0	116	170,385	170,501
Residential real estate - Jr lien	37,892	0	0	37,991	37,991
Consumer	4,218	0	0	4,238	4,238
MSRs (1)	922	0	922	0	922
Accrued interest receivable	2,988	0	2,988	0	2,988

Financial liabilities:
Deposits
Other deposits	778,085	0	779,824	0	779,824
Brokered deposits	4,206	0	4,208	0	4,208
Long-term borrowings	2,800	0	2,724	0	2,724
Repurchase agreements	38,727	0	38,727	0	38,727
Operating lease obligations	1,060	0	1,060	0	1,060
Finance lease obligations	38	0	38	0	38
Subordinated debentures	12,887	0	12,876	0	12,876
Accrued interest payable	86	0	86	0	86